Stock Options (Options Granted Under The Stock Option Plan Exercisable In Canadian Dollars And U.S Dollars) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2017 CAD / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2016 CAD / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2015 CAD / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding and Exercisable at Beginning | shares	1,428,000
Number of Options Outstanding and Exercisable at Ending | shares		1,428,000	1,428,000
Weighted-average Exercise Price Outstanding and Exercisable at Beginning	CAD 1.82
Weighted- average Exercised	1.94
Weighted- average Forfeited or expired	0
Weighted-average Exercise Price Outstanding and Exercisable at Ending	CAD 1.81		CAD 1.82
Stock Option In Canadian Dollars [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding and Exercisable at Beginning | shares	999,000	1,323,000	1,323,000	1,338,000	1,338,000
Number of Options Exercised | shares		0	0	(14,000)	(14,000)
Number of Options Forfeited or expired | shares		(324,000)	(324,000)	(1,000)	(1,000)
Number of Options Outstanding and Exercisable at Ending | shares		999,000	999,000	1,323,000	1,323,000
Exercised Range			CAD 0
Forfeited or expired Range			2.43
Weighted-average Exercise Price Outstanding and Exercisable at Beginning	CAD 2.38		2.39		CAD 2.38
Weighted- average Exercised			0		1.94
Weighted- average Forfeited or expired			2.43		1.82
Weighted-average Exercise Price Outstanding and Exercisable at Ending			2.38		2.39
Stock Option In Canadian Dollars [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable Range	2.43		2.43		2.43
Exercised Range					2.43
Forfeited or expired Range					2.43
Outstanding and Exercisable Range			2.43		2.43
Stock Option In Canadian Dollars [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable Range	CAD 1.62				1.62
Exercised Range					1.62
Forfeited or expired Range					CAD 1.62
Outstanding and Exercisable Range			CAD 1.62
Stock Option In Us Dollars [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding and Exercisable at Beginning | shares	1,428,000	1,094,000	1,094,000	1,072,000	1,072,000
Number of Options Granted | shares		370,000	370,000	71,000	71,000
Number of Options Exercised | shares		(4,000)	(4,000)	(33,000)	(33,000)
Number of Options Forfeited or expired | shares		(32,000)	(32,000)	(16,000)	(16,000)
Number of Options Outstanding and Exercisable at Ending | shares		1,428,000	1,428,000	1,094,000	1,094,000
Exercised Range | $ / shares		$ 1.50
Weighted-average Exercise Price Outstanding and Exercisable at Beginning | $ / shares		1.77		$ 1.77
Weighted- average Granted | $ / shares		2.42		1.36
Weighted- average Exercised | $ / shares		1.50		0.83
Weighted- average Forfeited or expired | $ / shares		2.65		2.24
Weighted-average Exercise Price Outstanding and Exercisable at Ending | $ / shares		1.93		1.77
Stock Option In Us Dollars [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable Range | $ / shares		3.60		15.66
Granted Range | $ / shares		2.45		2.51
Exercised Range | $ / shares				1.05
Forfeited or expired Range | $ / shares		2.69		15.66
Outstanding and Exercisable Range | $ / shares		3.60		$ 3.60
Stock Option In Us Dollars [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Granted | shares				1,130	1,130
Outstanding and Exercisable Range | $ / shares		0.45		$ 0.45
Granted Range | $ / shares		2.11		1.13
Exercised Range | $ / shares				0.60
Forfeited or expired Range | $ / shares		1.89		0.54
Outstanding and Exercisable Range | $ / shares		$ 0.45		$ 0.45